Nature of Operations and Significant Accounting Policies - Balances and changes in the unearned revenue liability (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Change in unearned revenue liability
Beginning balance, Unearned Revenue Liability	$ 485.5	$ 459.0
Ending balance, Unearned Revenue Liability	498.7	485.5	$ 459.0
Benefits and Protection | Life Insurance
Change in unearned revenue liability
Beginning balance, Unearned Revenue Liability				$ 384.4
Benefits and Protection | Life Insurance | Universal life
Change in unearned revenue liability
Beginning balance, Unearned Revenue Liability	485.5	459.0	425.3	384.4
Deferrals	28.6	56.3	61.8	66.1
Revenue recognized	(15.4)	(29.8)	(28.1)	(25.2)
Ending balance, Unearned Revenue Liability	$ 498.7	$ 485.5	$ 459.0	$ 425.3